BALANCE SHEET	Jan. 08, 2021 USD ($)
TPG Pace Solutions
Current assets:
Cash	$ 25,000
Deferred offering costs	1,936
Total assets	26,936
Current liabilities:
Accrued formation and offering costs	10,706
Total liabilities	10,706
Commitments and contingencies
Members' deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding
Additional paid-in capital	23,000
Accumulated deficit	(8,770)
Total stockholder's equity	16,230
Total liabilities and stockholder's equity	26,936
TPG Pace Solutions | Class F Ordinary Shares
Members' deficit:
Class A common units, no par value - 161,518,057 units authorized, 161,518,057 issued and outstanding as of September 30, 2021, no units issued and outstanding as of December 31, 2020. Class B common units, no par value - 3,250,000,000 units authorized, 178,914,360 and 176,824,152 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively.	$ 2,000